OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 28,214	$ 29,601
Accumulated amortization	26,264	26,665
Amortized cost	1,950	2,936
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	639	639
Accumulated amortization	639	639
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,890	4,890
Accumulated amortization	4,890	4,890
Customer related intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	17,510	18,723
Accumulated amortization	16,253	16,873
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	751	666
Accumulated amortization	436	150
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,424	4,683
Accumulated amortization	$ 4,046	$ 4,114